Related Parties (Details) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Components of loans from related parties
Loans from related parties	$ 10,685,000	$ 4,136,301	$ 475,096
Less: Current portion of debt	(10,579,000)	(4,030,607)	(378,102)
Long term portion of notes payable, related parties	106,000	106,000	96,994
Tekmark and MMD Genesis [Member]
Components of loans from related parties
Loans from related parties		3,925,000	350,000
Former owner of Tropical [Member]
Components of loans from related parties
Loans from related parties	106,000	105,694	96,994
Owner of IPC, unsecured
Components of loans from related parties
Loans from related parties	6,354,000	100,000
Officer and Former Owners of RM Leasing [Member]
Components of loans from related parties
Loans from related parties	3,000	5,607	19,402
FBO Mark Munro IRA [Member]
Components of loans from related parties
Loans from related parties	275,000
Cama Plan Fbo Mark Munro Ira [Member]
Components of loans from related parties
Loans from related parties	397,000
Third Avenue Corp [Member]
Components of loans from related parties
Loans from related parties	375,000
Mark Munro [Member]
Components of loans from related parties
Loans from related parties	737,000
Forward Investment Llc [Member]
Components of loans from related parties
Loans from related parties	863,000
Pascack Road Llc [Member]
Components of loans from related parties
Loans from related parties	$ 1,575,000